Inventories, Net - Summary of Inventories, Net (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of inventories [abstract]
Finished goods for resale	$ 141,018	R$ 466,486	R$ 356,529
Allowance for slow moving and others	(2,979)	(9,854)	(4,518)
Total inventories, net	$ 138,039	R$ 456,632	R$ 352,011